Long term loans	12 Months Ended
Dec. 31, 2025
Long term loans
Long term loans
12.	Long term loans

On June 12, 2024, the Company, through a wholly-owned subsidiary, entered into Master Loan and Pledge Agreements (the “Agreements 1”) with a third party (the “Lender 1”). Pursuant to the Agreements 1, the Lender 1 will provide loans in tranches in USDT (also known as Tether, a stablecoin pegged to the U.S. Dollar) with a term of 18-month and an interest rate of 2.75% per annum. The Agreements 1 also require the Company to transfer 330 Bitcoins to the Lender 1 as collateral, and the loan amount will be 68% of the then-current fair market value (the “Loan-to-Value Ratio”) of the pledged Bitcoins. If the fair market value of Bitcoins fallen to below 70% of the fair market value at the loan receipt date, the Company is required to add Collateral. The repayment of the loan principal may be made in USD, USDT or if mutually agreed upon in writing prior to repayment, any other digital currency.

Pursuant to the Agreements 1, in June 2024, the Company pledged 330 Bitcoins as collateral to the Lender 1 with a fair value of US$21,041 at closing and obtained a loan with principal amount of 14,308,156 USDT. The net proceeds received in June 2024, after deducting issuance cost of 178,615 USDT, were 11,252,124 USDT (with a fair value of US$11,248). The issuance costs are reported as a direct deduction from the principal of the associated loan. The remaining net proceeds of 2,769,869 USDT (with a fair value of US$2,767), after deducting issuance cost of 107,548 USDT, were subsequently received in July 2024. For the years ended December 31, 2024 and 2025, the Company was not required to add additional Bitcoins as collateral. In December 2025, the Company repaid the loan principal of US$8,931 and received 200 Bitcoins pledged as collateral. In January 2026, the Company repaid the remaining loan principle and received the remaining 130 Bitcoins pledged as collateral.

On June 21, 2024, the Company, through a wholly-owned subsidiary, entered into a Master Loan Agreement (the “Agreement 2”) with another third party (the “Lender 2”). Pursuant to the Agreement 2, the Lender 2 will provide a loan in amount of US$8,041 with a term of 18-months and an interest rate of 6.75% per annum. The Agreement 2 also requires the Company to transfer 200 Bitcoins to the Lender 2 as collateral. If the fair market value of Bitcoin fallen such that the Loan-to-Value Ratio equals or exceeds 80%, the Company is required to add Collateral.

Pursuant to the Agreement 2, in June 2024, the Company pledged 200 Bitcoins as collateral to the Lender 2 with a fair value of US$12,370 at closing and obtained a loan in amount of US$8,041. The net proceeds received in June 2024, after deducting issuance costs of US$121, were US$7,920. The issuance costs are reported as a direct deduction from the principal of the associated loan. For the years ended December 31, 2024 and 2025, the Company was not required to add additional Bitcoins as collateral. In December 2025, the Company repay the loan principal of US$8,041 and received 200 Bitcoins pledged as collateral.

On August 9, 2024, the Company, through a wholly-owned subsidiary, entered into a Master Loan Agreement (the “Agreement 3”) with another third party (the “Lender 3”). Pursuant to the Agreement 3, the Lender 3 will provide a loan in amount of US$2,058 with a term of 18-months and an interest rate of 5.00% per annum. The Agreement 3 also requires the Company to transfer 70 Bitcoins to the Lender 3 as collateral. If the fair market value of Bitcoins fallen to below 50% of the fair market value at the loan receipt date, the Company is required to add Collateral.

Pursuant to the Agreement 3, in August 2024, the Company pledged 70 Bitcoins as collateral to the Lender 3 with a fair value of US$4,117 at closing and obtained a loan in amount of US$2,058. The net proceeds received in August 2024, after deducting issuance costs of US$41, were US$2,017. The issuance costs are reported as a direct deduction from the principal of the associated loan. For the years ended December 31, 2024 and 2025, the Company was not required to add additional Bitcoins as collateral.

On January 22, 2025, the Company, through a wholly - owned subsidiary, entered into additional loan agreement pursuant to the Agreement 1 (the “Agreements 1.1”) with the Lender 1 under the Agreement 1. Pursuant to the Agreements 1.1, the Lender 1 will provide loans in tranches in USDT with a term of 18 - month and an interest rate of 2.5% per annum. The Agreements 1.1 also require the Company to transfer 300 Bitcoins to the Lender 1 as collateral. If the fair market value of Bitcoins fallen to below 70% of the fair market value at the loan receipt date, the Company is required to add Collateral.

Pursuant to the Agreements 1.1, in January 2025, the Company pledged 300 Bitcoins as collateral to the Lender 1 with a fair value of US$31,099 at closing and obtained a loan with principal amount of 21,165,052 USDT. The net proceeds received in January 2025, after deducting issuance cost of 423,301 USDT, were 20,741,751 USDT (with a fair value of US$20,742). The issuance costs are reported as a direct deduction from the principal of the associated loan. For the year ended December 31, 2025, the Company was not required to add additional Bitcoins as collateral.

On December 19, 2025, the Company, entered into an additional loan agreement pursuant to the Agreement 1 (the “Agreements 1.2”) through a wholly-owned subsidiary and a Master Loan Agreement (the “Agreement 4”) through another wholly-owned subsidiary with the Lender 1. Pursuant to the Agreement 1.2 and Agreement 4, the Lender 1 will provide loans in tranches in USDT with a term of 18 - month and an interest rate of 2.5% per annum. The Agreement 1.2 and Agreements 4 each require the Company to transfer 200 Bitcoins to the Lender 1 as collateral. If the fair market value of Bitcoins fallen to below 70% of the fair market value at the loan receipt date, the Company is required to add Collateral.

Pursuant to the Agreement 1.2 and Agreements 4, in December 2025, the Company pledged 400 Bitcoins as collateral to the Lender 1 with a fair value of US$34,184 at closing and obtained a loan with principal amount of 24,244,102 USDT. The net proceeds received in December 2025, after deducting issuance cost of 484,882 USDT, were 23,759,220 USDT (with a fair value of US$23,752). The issuance costs are reported as a direct deduction from the principal of the associated loan. For the year ended December 31, 2025, the Company was not required to add additional Bitcoins as collateral.

As of December 31, 2025, US$28,515 from Agreement 1.1 and Agreement 3 were classified as current portion of the long-term loans. Interest expense pertaining to the above loans amounted to US$521 and US$1,966 was recorded for the years ended December 31, 2024 and 2025, respectively.